LIABILITIES AND DEBT - Oasis and First Fire Notes (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Promissory note
Short-term Debt [Line Items]
Principal, beginning balance	$ 9,465,000
Unamortized Debt Discount, beginning balance	3,963,386
Debt, net, beginning balance	5,501,614
Amortization of debt discount		$ 801,538
Principal, ending balance		9,465,000
Unamortized Debt Discount, ending balance		3,963,386
Debt, net, ending balance		5,501,614
Unamortized debt discount		3,963,386
Net balance after unamortized debt discount		5,501,614
Oasis Note
Short-term Debt [Line Items]
Unamortized Debt Discount, beginning balance	3,963,386
Debt, net, beginning balance	5,501,614
Amortization of debt discount	7,975,872	801,538
Unamortized Debt Discount, ending balance		3,963,386
Debt, net, ending balance		5,501,614
Unamortized debt discount		3,963,386
Net balance after unamortized debt discount		5,501,614
Interest expense		148,613
Oasis Note | Promissory note
Short-term Debt [Line Items]
Principal, beginning balance	5,265,000
Unamortized Debt Discount, beginning balance	715,000
Debt, net, beginning balance	4,550,000
Principal, ending balance		5,265,000
Unamortized Debt Discount, ending balance		715,000
Debt, net, ending balance		4,550,000
Unamortized debt discount		715,000
Net balance after unamortized debt discount		4,550,000
First First Fire Note | Promissory note
Short-term Debt [Line Items]
Principal, beginning balance	1,575,000
Unamortized Debt Discount, beginning balance	315,000
Debt, net, beginning balance	1,260,000
Principal, ending balance		1,575,000
Unamortized Debt Discount, ending balance		315,000
Debt, net, ending balance		1,260,000
Unamortized debt discount		315,000
Net balance after unamortized debt discount		1,260,000
Second First Fire Note | Promissory note
Short-term Debt [Line Items]
Principal, beginning balance	2,625,000
Unamortized Debt Discount, beginning balance	530,000
Debt, net, beginning balance	2,095,000
Principal, ending balance		2,625,000
Unamortized Debt Discount, ending balance		530,000
Debt, net, ending balance		2,095,000
Unamortized debt discount		530,000
Net balance after unamortized debt discount		2,095,000
Derivative liability. | Promissory note
Short-term Debt [Line Items]
Unamortized Debt Discount, beginning balance	3,204,924
Debt, net, beginning balance	$ 3,204,924
Unamortized Debt Discount, ending balance		3,204,924
Debt, net, ending balance		3,204,924
Unamortized debt discount		3,204,924
Net balance after unamortized debt discount		3,204,924
Oasis and First Fire notes
Short-term Debt [Line Items]
Debt discount		$ 1,560,000